SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) (Employee Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Options [Member]
Number of options
Outstanding, balance	10,923,169
Granted	1,406,707
Exercised	(897,451)
Forfeited	(346,747)
Outstanding, balance	11,085,678	10,923,169
Options vested and expected to vest at the end of the year	10,529,617
Exercisable options at the end of the year	5,525,070
Weighted average exercise price
Outstanding, weighted average exercise price	$ 2.68
Granted, weighted average exercise price	$ 20.12
Exercised, weighted average exercise price	$ 1.05
Forfeited, weighted average exercise price	$ 13.38
Outstanding, weighted average exercise price	$ 4.67	$ 2.68
Options vested and expected to vest at the end of the year	$ 4.52
Exercisable, weighted average exercise price	$ 1.71
Additional Disclosures
Outstanding, weighted average remaining contractual term	7 years 8 months 16 days	8 years 4 months 6 days
Exercisable, weighted average remaining contractual term	6 years 8 months 12 days
Options vested and expected to vest, weighted average remaining contractual term	7 years 7 months 28 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 263,982
Outstanding at the end of the year, aggregate intrinsic value	182,755	263,982
Options vested and expected to vest at the end of the year, aggregate intrinsic value	175,142
Exercisable, aggregate intrinsic value	$ 106,622